Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Transactions with Vivint Solar
The Company has negotiated and entered into a number of agreements with its sister company, Vivint Solar, Inc. (“Solar”). Some of those agreements related to Solar’s use of certain of the Company’s information technology and infrastructure services; however, Solar stopped using such services in July 2017. In August 2017, the Company entered into a sales dealer agreement with Solar, pursuant to which each company will act as a non-exclusive dealer for the other party to market, promote and sell each other’s products. The agreement has an initial term of two years and replaces substantially all of the activities being undertaken under the parties’ former marketing and customer relations agreement. The Company and Solar also agreed to extend the term of the non-solicitation provisions under an existing non-competition agreement to match the term of the sales dealer agreement. During the three months ended March 31, 2019 and 2018, the Company charged $2.4 million and $1.0 million, respectively, of net expenses to Solar in connection with these agreements. The balance due from Solar in connection with these agreements and other expenses paid on Solar’s behalf was immaterial at March 31, 2019 and December 31, 2018, respectively, and is included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheets.
Other Related-party Transactions
Prepaid expenses and other current assets at March 31, 2019 and December 31, 2018 included a receivable for $0.2 million and $1.8 million, respectively, from certain members of management in regards to their personal use of the corporate jet.
The Company incurred additional expenses of $0.4 million and $0.6 million during the three months ended March 31, 2019 and 2018, respectively, for other related-party transactions including contributions to the charitable organization Vivint Gives Back, legal fees, and other services. Accrued expenses and other current liabilities at March 31, 2019 and December 31, 2018, included a net payable associated with these related-party transactions of $0.1 million and $0.2 million, respectively.
On November 16, 2012, the Company was acquired by an investor group comprised of certain investment funds affiliated with Blackstone Capital Partners VI L.P., and certain co-investors and management investors through certain mergers and related reorganization transactions (collectively, the “Merger”). In connection with the Merger, the Company engaged Blackstone Management Partners L.L.C. (“BMP”) to provide monitoring, advisory and consulting services on an ongoing basis. In consideration for these services, the Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million, subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year “true-up” adjustments as determined by the agreement. The Company incurred expenses for such services of approximately $1.0 million and $1.2 million during the three months ended March 31, 2019 and 2018, respectively. Accrued expenses and other current liabilities at March 31, 2019 and December 31, 2018, included a liability to BMP in regards to the monitoring fee for $1.0 million and $4.8 million, respectively.
Under the support and services agreement, the Company also engaged BMP to arrange for Blackstone’s portfolio operations group to provide support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s private equity portfolio companies of a type and amount determined by such portfolio services group to be warranted and appropriate. BMP will invoice the Company for such services based on the time spent by the relevant personnel providing such services during the applicable period but in no event shall the Company be obligated to pay more than $1.5 million during any calendar year. During the three months ended March 31, 2019 and 2018 the Company incurred no costs associated with such services.

An affiliate of Blackstone participated as one of the arrangers in the Term Loan in September 2018 and received approximately $0.9 million of total fees associated with this issuance.

In September 2018, GSO Capital Partners, an affiliate of Blackstone, participated as a lender in the Term Loan. As of March 31, 2019 and December 31, 2018, GSO Capital Partners held $79.3 million and $75.1 million, respectively, of outstanding aggregate principal of the Term Loan.

In September 2018, Vivint Smart Home, Inc. contributed $4.7 million to the Company as a capital contribution.

From time to time, the Company does business with a number of other companies affiliated with Blackstone.

Transactions involving related parties cannot be presumed to be carried out at an arm’s-length basis.

Related Party Transactions
Transactions with Vivint Solar
The Company and Vivint Solar, Inc. (“Solar”) have entered into agreements under which the Company provided certain ongoing administrative services to Solar through September 2017 and the Sales Dealer Agreement (as defined below). During the year ended December 31, 2018, 2017 and 2016 the Company charged $17.3 million, $2.8 million and $4.6 million, respectively of net expenses to Solar in connection with these agreements. The balance due from Solar in connection with these agreements and other expenses paid on Solar’s behalf was immaterial at both December 31, 2018 and 2017.
Also in connection with Solar’s initial public offering in 2014, the Company entered into a number of agreements with Solar related to services and other support that it has provided and will provide to Solar including:

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A Master Intercompany Framework Agreement which established a framework for the ongoing relationship between the Company and Solar and contains master terms regarding the protection of each other’s confidential information, and master procedural terms, such as notice procedures, restrictions on assignment, interpretive provisions, governing law and dispute resolution;

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A Non-Competition Agreement in which the Company and Solar each defined their current areas of business and their competitors, and agreed not to directly or indirectly engage in the other’s business for three years;

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A Transition Services Agreement pursuant to which the Company agreed to provide to Solar various enterprise services, including services relating to information technology and infrastructure, human resources and employee benefits, administration services and facilities-related services;

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A Product Development and Supply Agreement pursuant to which one of Solar’s wholly owned subsidiaries would, for an initial term of three years, subject to automatic renewal for successive one-year periods unless either party elects otherwise, collaborate with the Company to develop certain monitoring and communications equipment that will be compatible with other equipment used in Solar’s energy systems and will replace equipment Solar currently procures from third parties;

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A Marketing and Customer Relations Agreement which governs various cross-marketing initiatives between the Company and Solar, in particularly the provision of sales leads from each company to the other; and

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A Trademark License Agreement pursuant to which the licensor, a special purpose subsidiary majority-owned by the Company and minority-owned by Solar, will grant Solar a royalty-free exclusive license to the trademark “VIVINT SOLAR” in the field of selling renewable energy or energy storage products and services.

In 2016, the Company and Solar amended the Marketing and Customer Relations Agreement to update certain terms and conditions governing existing cross-marketing initiatives and to implement new cross-marketing initiatives including a pilot program with the purpose of exploring potential opportunities for each company to offer, sell and integrate the other company’s respective products and services with its standard product offering.
In 2017, the Company and Solar entered into a Sales Dealer Agreement (the “Sales Dealer Agreement”), pursuant to which each party will act as a non-exclusive dealer for the other party to market, promote and sell each other’s products. The agreement has an initial two-year term, which will be automatically renewed for successive one-year terms unless written notice of termination is provided by one of the parties to the other no less than 90 days prior to the end of the then current term. The products, territories and consideration that is payable by each party to the other will be determined in accordance with the agreement. The Sales Dealer Agreement governs and replaces substantially all of the activities that were previously undertaken under the Marketing and Customer Relations Agreement described above, including the pilot program. The Company and Solar also agreed to extend the term of the non-solicitation provisions under the existing Non-Competition Agreement to match the term of the Sales Dealer Agreement.
Other Related-party Transactions
The Company incurred additional expenses during the years ended December 31, 2018, 2017 and 2016 of approximately $2.7 million, $3.5 million, $4.2 million, respectively, for other related-party transactions including contributions to the charitable organization Vivint Gives Back, legal fees, and other services. Accrued expenses and other current liabilities at December 31, 2018 and 2017 included net payables associated with these related-party transactions of $0.2 million and $1.4 million, respectively.
On November 16, 2012, the Company was acquired by an investor group comprised of certain investment funds affiliated with Blackstone Capital Partners VI L.P., and certain co-investors and management investors through certain mergers and related reorganization transactions (collectively, the “Merger”).
In connection with the Merger, the Company engaged Blackstone Management Partners L.L.C. (“BMP”) to provide monitoring, advisory and consulting services on an ongoing basis. In consideration for these services, the Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year “true-up” adjustments as determined by the agreement. The Company incurred expenses for such services of approximately $4.1 million, $3.5 million and $3.7 million during the years ended December 31, 2018, 2017 and 2016, respectively. Accrued expenses and other current liabilities at December 31, 2018 and 2017 included a liability of $4.8 million and $0.9 million, respectively, to BMP in regards to the monitoring fee.
Under the support and services agreement, the Company also engaged BMP to arrange for Blackstone’s portfolio operations group to provide support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s private equity portfolio companies of a type and amount determined by such portfolio services group to be warranted and appropriate. BMP will invoice the Company for such services based on the time spent by the relevant personnel providing such services during the applicable period but in no event shall the Company be obligated to pay more than $1.5 million during any calendar year. During the years ended December 31, 2018, 2017 and 2016 the Company incurred no costs associated with such services.
During the year ended December 31, 2018, Blackstone Advisory Partners L.P. (“BAP”), an affiliate of Blackstone, participated as one of the initial purchasers of the Term Loan in September 2018 and received fees at the time of closing of such issuances aggregating approximately $0.9 million.
During the year ended December 31, 2017, BAP participated as one of the initial purchasers of the 2022 notes in the February 2017 issuance and the 2023 notes in the August 2017 issuance and received fees at the time of closing of such issuances aggregating approximately $0.6 million.
During the year ended December 31, 2016, BAP participated as one of the initial purchasers of the 2022 notes in each of the May 2016 and August 2016 offerings and received fees at the time of closing of such issuances aggregating approximately $0.5 million.
In addition, GSO Capital Partners, an affiliate of Blackstone, is a participating lender in the Term Loan and as of December 31, 2018 had received in aggregate interest payments of approximately $0.9 million. As of December 31, 2018, GSO Capital Partners holds $75.1 million of outstanding aggregate principal of the Term Loan.
In September 2018, Vivint Smart Home, Inc. contributed $4.7 million to the Company as a capital contribution.

In April 2016, Parent completed the first installment of an issuance and sale to certain investors of a series of preferred stock and contributed the net proceeds from such issuance of $69.8 million to the Company as an equity contribution. In July 2016, Parent completed the final installment of the issuance and sale to certain investors of such series of preferred stock and, in August 2016, contributed the net proceeds from such issuance of $30.6 million to the Company as an equity contribution. Both issuances were private placements exempt from registration under the Securities Act.
The company incurred stock-based compensation expense of $2.2 million included in general and administrative expenses for the year ended December 31, 2016 related to an equity repurchase by 313 from one of the Company's executives.
Long-term notes receivables and other assets, includes amounts due for non-interest bearing advances made to employees that are expected to be repaid in excess of one year. Amounts due from employees as of both December 31, 2018 and 2017, amounted to approximately $0.3 million. As of December 31, 2018 and 2017, this amount was fully reserved.
Prepaid expenses and other current assets at December 31, 2018 and 2017 included a receivable for $1.8 million and $0.5 million, respectively, from certain members of management in regards to their personal use of the corporate jet.
From time to time, the Company does business with a number of other companies affiliated with Blackstone.
Transactions involving related parties cannot be presumed to be carried out at an arm’s-length basis.